Leases (Details) - Schedule of Company’s Operating Leases - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Operating Leases [Abstract]
Cost	$ 147,539	$ 131,138
Accumulated amortisation	(107,118)	(60,062)
Total lease cost	$ 40,421	$ 71,076